LONG-TERM INVESTMENT (Details)						12 Months Ended
	Sep. 11, 2024 $ / shares shares	Sep. 30, 2021 USD ($)	Aug. 04, 2021 USD ($)	Apr. 08, 2021 USD ($)	Apr. 04, 2021 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jul. 12, 2024 $ / shares shares	Dec. 31, 2011 CNY (¥)
LONG-TERM INVESTMENT
Payments to acquire equity securities						$ 1,750,000
investment of shares in Recruiter.Com Group, Inc
LONG-TERM INVESTMENT
Number of shares to be purchased | shares									2,000,000
Purchased share per price | $ / shares	$ 1								$ 1
Number of additional shares to be purchased | shares									2,000,000
Common stock, par value | $ / shares	$ 0.0001
Number of shares purchased | shares	1,749,975
Equity percentage						14.36%
Equity securities non-current						$ 1,750,000
Wenzhou Longlian Development Co., Ltd.
LONG-TERM INVESTMENT
Equity method investments | ¥										¥ 2,083,300
Ownership percentage										2.0833%
Long-term investment						$ 296,868	$ 285,540
CG Malta
LONG-TERM INVESTMENT
Investment at cost								$ 25,000,000
Impairment loss							$ 25,000,000
CG Malta | Subscription agreement
LONG-TERM INVESTMENT
Ownership percentage				12.00%
Payments to acquire equity securities				$ 35,000,000	$ 15,000,000
Additional interest agreed to acquire				13
Subscription agreement term				4 months
Impairment loss								$ 0
CG Malta | First amendment to the subscription agreement
LONG-TERM INVESTMENT
Ownership percentage			15.73%
Payments to acquire equity securities		$ 10,000,000	$ 35,000,000